Operating Risk - Schedule of Operating Risks (Details) - Customer Concentration Risk [Member] - Sales Revenue, Net	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2023
Customer B [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage	20.00%		14.50%	21.40%
Customer E [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage	13.80%		19.50%	19.60%
Customer F [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage		[1]	11.40%		[1]

[1]	Less than 10%